Income Taxes, Deferred Tax Benefit (Expense) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Benefit (Expense) [Abstract]
Remeasurement of defined benefit plans	$ 9,246,387	$ 6,328,961	$ (975,061)
Equity investments at fair value	1,989,858	(7,491,232)	2,836,366
Revaluation of Assets	(364,248)	(495,646)	0
Deferred tax income/ (expense) recognized in OCI	10,871,997	(1,657,917)	1,861,305
Retained Earnings [Member]
Deferred Tax Benefit (Expense) [Abstract]
Deferred tax expense	$ 163,343	$ 289,460	$ 308,551